UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RULE 23c-2 NOTICE OF INTENTION TO REDEEM SECURITIES
UNDER THE INVESTMENT COMPANY ACT OF 1940

of

BOULDER TOTAL RETURN FUND, INC.
c/o Fund Administrative Services, LLC
2344 Spruce Street, Suite A
Boulder, CO 80302

Investment Company Act File No. 811-07390

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)          Title of Class of Securities of Boulder Total Return Fund, Inc. (the “Fund”) to be Redeemed:

Taxable Auction Market Preferred Stock (CUSIP # 101541308) (“AMPS”)

(2)          Date on which the Securities are to be Redeemed:

April 10, 2013

(3)          Applicable Provisions of the Governing Instrument Pursuant to which the Securities are to beRedeemed:

The AMPS are to be redeemed pursuant to Section 9 of Part I of the Fund’s Articles of Amendment, as accepted for record by the State Department of Assessments and Taxation of Maryland on May 25, 2006, amending and restating the terms of the AMPS, as amended.

(4)          Number of Shares and the Basis upon which the Securities to be Redeemed are to be Selected:

The Fund intends to redeem all of its 680 outstanding AMPS at a price equal to the per share liquidation preference of $100,000, plus any accumulated and unpaid dividends thereon.

Please note that this notice serves only to disclose a proposed redemption of the AMPS.  Such redemption remains subject to the Fund having sufficient funds available to it through its credit facility to fund the redemption.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Act, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 8th day of March, 2013.

Boulder Total Return Fund, Inc.

By:  /s/ Nicole L. Murphey
Name: Nicole L. Murphey
Title: Chief Financial Officer and Vice President